THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Suite, ChoicePlusSM II Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
 ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Signature, ChoicePlusSM Rollover, ChoicePlusSM Advisory
InvestmentSolutionsSM, InvestmentSolutionsSM RIA

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Suite, ChoicePlusSM II Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
 ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Signature, ChoicePlusSM Advisory, InvestmentSolutionsSM

Supplement dated June 27, 2019 to the prospectus dated May 1, 2019

This supplement outlines several changes to the investment options under your individual annuity contract. All other provisions outlined in your prospectus remain unchanged.

LVIP Goldman Sachs Income Builder Fund.  The Lincoln Variable Insurance Products Trust has informed us that they have approved a plan of liquidation for the LVIP Goldman Sachs Income Builder Fund. The liquidation of the fund will only occur if the plan is approved by shareholder vote. If shareholders vote to approve the liquidation, the fund will be liquidated on or about October 18, 2019, and will no longer be available as an investment option under your contract.
ALPS/Stadion Core ETF Portfolio. The ALPS Variable Investment Trust has informed us that they have approved a plan of liquidation for the ALPS/Stadion Core ETF Portfolio. Accordingly, the fund will be liquidated on or about October 18, 2019, and will no longer be available as an investment option under your contract.

As a result of these liquidations, any money you have invested in the LVIP Goldman Sachs Income Builder Fund or the ALPS/Stadion Core ETF Portfolio must be transferred into another Subaccount within your contract prior to the close of business October 17, 2019. If you do not make this transfer prior to the liquidation, your money will be automatically transferred to the LVIP Government Money Market Fund Subaccount on October 18, 2019. Once this transfer occurs, any future allocations of purchase payments and/or contract value that you previously designated to the LVIP Goldman Sachs Income Builder Fund or the ALPS/Stadion Core ETF Portfolio will be allocated to the LVIP Government Money Market Fund Subaccount. This investment will become your allocation instructions until you tell us otherwise. For complete details regarding these fund liquidations, please refer to the funds’ prospectuses, as supplemented.

Please retain this supplement for future reference.